Regulatory Requirements	12 Months Ended
Mar. 31, 2026
Regulatory Requirements [Abstract]
REGULATORY REQUIREMENTS

NOTE 19 — REGULATORY REQUIREMENTS

The following table illustrates the minimum liquid capital as established by the Securities and Futures Commission of Hong Kong that the Company’s subsidiary is required to maintain as of March 31, 2026 and 2025 and the actual amounts of capital that were maintained:

Capital requirements as of March 31, 2026	Minimum liquid capital requirements	Capital levels maintained
Grande Capital	$384,615	$833,950

Capital requirements as of March 31, 2025	Minimum liquid capital requirements	Capital levels maintained
Grande Capital	$384,615	$2,465,656

The Company’s operation subsidiary maintains a capital level greater than the minimum liquid capital requirements and it is in compliance with the minimum liquid capital established by the Securities and Futures Commission of Hong Kong.